SCHEDULE OF DUE FROM (TO) RELATED PARTY TRANSACTION (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Nova Pulsar Holdings Limited [Member]
Related Party Transaction [Line Items]
Due from related parties		$ 714,527
Kwai Hoi Ma [Member]
Related Party Transaction [Line Items]
Due from related parties	107,728
Due to a related party		37,512
Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 107,728	$ 714,527